Hartford Schroders Private Opportunities Fund (Consolidated)
Schedule of Investments
December 31, 2023 (Unaudited)

Investments†—22.6%	Investment Type	Acquisition Date	Cost	Fair Value
Direct Investments—22.6%
Direct Equity—15.2%
Luxembourg—5.1%
Information Technology—5.1%
Stirling Square Capital Partners Eagle Co-Investment SCSp*(1)(2)(3)	Limited Partnership Interest	11/13/2023	$ 1,012,232	$ 1,033,954
United States—10.1%
Health Care—3.2%
Resurgens II Co-Invest C LP*(1)(2)(3)(4)	Limited Partnership Interest	11/15/2023	654,762	654,762
Utilities—6.9%
Greenbelt Capital Partners Saber LP*(1)(3)(4)	Limited Partnership Interest	10/25/2023	1,250,000	1,391,395
			2,916,994	3,080,111
Secondary Direct Equity—7.4%
Luxembourg—3.4%
Health Care—3.4%
Procemsa Build-Up SCSp*(1)(2)(3)	Limited Partnership Interest	11/16/2023	702,996	690,214
United States—4.0%
Industrials—4.0%
VSC EV3 (Parallel) LP*(1)(2)(3)(4)	Limited Partnership Interest	12/19/2023	734,376	797,135
			1,437,372	1,487,349
Total Investments (Cost $4,354,366)				$4,567,460
Other Assets and Liabilities – 77.4%				15,616,539
Total Net Assets – 100.0%				$20,183,999

*	Non-income producing.
(1)	All or a portion of this security is held through Hartford Funds SPV, LLC, a wholly-owned subsidiary of the Fund.
(2)	Investment has been committed to but has not been fully funded by the Fund.
(3)	Restricted security.
(4)	Investment valued using significant unobservable inputs.

† Direct Investments are investments directly (or indirectly through special purpose vehicles) into privately held operating companies. The Fund’s Direct Investments will typically be in the form of co-investments, which involve the Fund acquiring an interest in a single operating company alongside an investment by a private equity firm. Secondary investments entail acquiring an interest in one or more assets from private equity fund investors and/or direct equity participants through a negotiated transaction in which the private equity majority manager managing the asset remains the same.
Various inputs are used in determining the fair value of investments. For more information on valuation inputs and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3
Assets
Direct Investments	$ 2,843,292	$ —	$ —	$ 2,843,292
Total	$ 2,843,292	$ —	$ —	$ 2,843,292
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Hartford Schroders Private Opportunities Fund (Consolidated)
Schedule of Investments – (continued)
December 31, 2023 (Unaudited)

In accordance with Accounting Standards Update (“ASU”) No. 2015-07, Fair Value Measurements (Topic 820): Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent), certain Investments fair valued using net asset value (or its equivalent) as a practical expedient are not included in the fair value hierarchy. As such, investments in securities with a fair value of $1,724,168 are excluded from the fair value summary as of December 31, 2023.
	Direct Investments	Total
Beginning balance	$ —	$ —
Purchases	2,639,138	2,639,138
Sales	—	—
Total realized gain/(loss)	—	—
Net change in unrealized appreciation/(depreciation)	204,154	204,154
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance	$ 2,843,292	$ 2,843,292
The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at December 31, 2023 was $204,154.
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Hartford Schroders Private Opportunities Fund (Consolidated)
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

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